LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

15.  LEASES

Leases are classified as operating leases or finance leases in accordance with ASC 842. The Company’s operating leases mainly related to building, office facilities and equipment and the rights to use the land in the PRC. For leases with terms greater than 12 months, the Company records the related asset and liability at the present value of lease payments over the term. Certain leases include rental escalation clauses, renewal options and/or termination options, which are factored into the Company’s determination of lease payments when appropriate.

	As of December 31,
	2019	2020
Weighted average remaining lease term:
Operating lease	9.4 years	12.2 years
Finance lease	15.3 years	14.6 years

Weighted average discount rate:
Operating lease	6.09%	6.56%
Finance lease	8.43%	8.63%

Lease cost for finance leases capitalized were immaterial for the years ended December 31, 2019 and 2020.

	For the year ended December 31,
	2019	2020
	RMB	RMB	US$
Lease cost
Finance lease cost:
Depreciation	216,664	255,458	39,151
Interest expenses	120,185	130,196	19,953
Operating lease cost	214,795	478,805	73,380
Total lease cost	551,644	864,459	132,484

Short-term lease cost and variable lease cost for operating leases and finance leases were immaterial for the years ended December 31, 2019 and 2020.

Other information related to leases was as follows:

	For the year ended December 31,
	2019	2020
	RMB	RMB	US$
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash payments for operating leases	193,174	477,189	73,132
Financing cash payments for finance leases	333,614	376,232	57,660

15.  LEASES (CONTINUED)

Future lease payments under operating leases and finance leases as of December 31, 2020 were as follows:

	Operating Leases		Finance Leases
	RMB	US$	RMB	US$
2021	415,892	63,738	542,268	83,106
2022	221,680	33,974	293,643	45,003
2023	146,115	22,393	195,320	29,934
2024	103,891	15,922	124,389	19,063
2025	70,494	10,804	95,054	14,568
2026 and thereafter	1,115,382	170,940	1,678,170	257,191
Total future lease payments	2,073,454	317,771	2,928,844	448,865
Less: Imputed interest	(728,543)	(111,654)	(1,286,619)	(197,183)
Present value of future lease payments *	1,344,911	206,117	1,642,225	251,682

*     Present value of future operating lease payments consisted of current portion of operating lease liabilities, non-current portion of operating lease liabilities and operating lease liabilities in amounts due to related parties, amounting to RMB452,272 (US$69,314), RMB645,499 (US$98,927) and RMB247,140 (US$37,876) for the year ended December 31, 2020, respectively.

Present value of future finance lease payments consisted of current portion of finance lease liabilities, non-current portion of finance lease liabilities and finance lease liabilities in amounts due to related parties, amounting to RMB403,843 (US$61,892), RMB688,128 (US$105,460) and RMB550,254 (US$84,330) for the year ended December 31, 2020, respectively.